Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Noncurrent assets
Property, plant and equipment	$ 1,927,759	$ 1,606,339
Goodwill	22,576	28,288
Other intangible assets	10,026	6,792
Right-of-use-assets	61,025	26,228
Investments in associates	8,619	6,443
Trade and other receivables	136,351	15,864
Deferred income tax assets	5,743	335
Total noncurrent assets	2,172,099	1,690,289
Current assets
Inventories	7,549	12,899
Trade and other receivables	205,102	90,406
Cash, bank balances and other short-term investments	213,253	244,385
Total current assets	425,904	347,690
Total assets	2,598,003	2,037,979
Equity
Capital stock	517,874	517,873
Other equity instruments	32,144	32,144
Legal reserve	8,233	2,603
Share-based payment	42,476	40,744
Share repurchase reserve	79,324	49,465
Other accumulated comprehensive income (losses)	(4,427)	(8,694)
Accumulated profit (losses)	571,391	209,925
Total equity	1,247,015	844,060
Noncurrent liabilities
Deferred income tax liabilities	383,128	243,411
Lease liabilities	35,600	20,644
Provisions	12,339	31,668
Borrowings	554,832	477,601
Employee benefits	5,703	12,251
Total noncurrent liabilities	991,602	785,575
Current liabilities
Provisions	4,133	2,848
Lease liabilities	34,868	8,550
Borrowings	61,223	71,731
Salaries and payroll taxes	17,555	25,120
Income tax liability	3	58,770
Other taxes and royalties	36,549	20,312
Trade and other payables	205,055	221,013
Total current liabilities	359,386	408,344
Total liabilities	1,350,988	1,193,919
Total equity and liabilities	$ 2,598,003	$ 2,037,979